Leases - Maturity Analysis of Finance Lease (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	$ 46,237
Less than 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	4,669
Between 1 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	16,677
Over 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Liability	$ 24,891